Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 303,533	$ 205,093	$ 484,949
Accounts receivable, net	754,864	388,958	69,325
Inventory	5,601,198	3,392,544	58,426
Due from related parties, net	1,365,353
Prepaid expenses and other current assets	299,160	352,909	77,051
Total current assets	8,324,108	4,339,504	689,751
Property and equipment, net	562,220	523,044	381,174
Intangible assets, net	21,867,571	14,420,900	285,627
Goodwill	1,342,000	1,342,000
Deposits and other assets	63,699	61,877	37,197
Operating lease right-of-use assets	1,987,544	1,923,082	495,154
Total other assets	25,823,034	18,270,903	1,199,152
Total assets	34,147,142	22,610,407	1,888,903
Current liabilities:
Accounts payable	3,441,599	1,991,788	986,632
Accrued expenses	2,269,392	2,066,087	1,271,199
Accrued expenses, related parties	820,816	371,319	163,115
Due to related parties, net		325,966	46,089
Deferred revenue	978,041	681,786	194,020
Preferred stock dividends payable	600,750	355,417
Operating lease liability, current	268,310	384,530	249,284
Derivative liability	94,255
Debt, current, net of debt discounts	8,351,013	10,967,855	3,971,482
Total current liabilities	16,824,176	17,144,748	6,881,821
Long-term liabilities:
Operating lease liability, noncurrent	1,768,609	1,570,388	223,985
Debt, noncurrent	13,503,078	9,986,009	1,908,923
Total long-term liabilities	15,271,687	11,556,397	2,132,908
Total liabilities	32,095,863	28,701,145	9,014,729
Commitments and contingencies
Stockholders’ Equity (Deficit)
Series A Convertible Preferred Stock, $.0001 par value, 8,000 shares authorized, 1,000 and 8,000 shares issued and outstanding as of September 30, 2022 and December 31, 2021, respectively		1
Common Stock, $.0001 par value, 100,000,000 shares authorized, 31,927,670 and 13,937,500 issued and outstanding as of September 30, 2022 and December 31, 2021, respectively	3,194	1,394	1,381
Additional paid in capital	38,970,079	8,922,467	121,870
Accumulated deficit	(36,921,994)	(15,014,600)	(7,249,077)
Total stockholders’ equity (deficit)	2,051,279	(6,090,738)	(7,125,826)
Total liabilities and stockholders’ equity (deficit)	$ 34,147,142	22,610,407	$ 1,888,903
Previously Reported [Member]
Current assets:
Cash		205,093
Accounts receivable, net		388,958
Inventory		3,392,544
Prepaid expenses and other current assets		352,909
Total current assets		4,339,504
Property and equipment, net		523,044
Intangible assets, net		14,420,900
Goodwill		1,342,000
Deposits and other assets		61,877
Operating lease right-of-use assets		1,923,082
Total other assets		18,270,903
Total assets		22,610,407
Current liabilities:
Accounts payable		2,065,515
Accrued expenses		2,066,087
Accrued expenses, related parties		371,319
Due to related parties, net		325,966
Deferred revenue		681,786
Preferred stock dividends payable		355,417
Operating lease liability, current		384,530
Debt, current, net of debt discounts		10,894,128
Total current liabilities		17,144,748
Long-term liabilities:
Operating lease liability, noncurrent		1,570,388
Debt, noncurrent		9,986,009
Total long-term liabilities		11,556,397
Total liabilities		28,701,145
Stockholders’ Equity (Deficit)
Series A Convertible Preferred Stock, $.0001 par value, 8,000 shares authorized, 1,000 and 8,000 shares issued and outstanding as of September 30, 2022 and December 31, 2021, respectively		1
Common Stock, $.0001 par value, 100,000,000 shares authorized, 31,927,670 and 13,937,500 issued and outstanding as of September 30, 2022 and December 31, 2021, respectively		1,394
Additional paid in capital		8,922,467
Accumulated deficit		(15,014,600)
Total stockholders’ equity (deficit)		(6,090,738)
Total liabilities and stockholders’ equity (deficit)		$ 22,610,407